FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) ₽ in Millions, € in Millions, ₨ in Millions, ৳ in Millions, دج in Millions, ¥ in Millions, $ in Millions	Jan. 25, 2018 USD ($)	Dec. 26, 2017 BDT (৳) tranche	Feb. 16, 2017 USD ($) item	Dec. 31, 2017 BDT (৳)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2017 PKR (₨)	Dec. 31, 2017 USD ($)	Dec. 26, 2017 USD ($) tranche	Jun. 30, 2017 EUR (€)	Dec. 31, 2016 DZD (دج)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2016 USD ($)
LIQUIDITY RISK
Available facilities
Percentage of debt that will mature in less than one year				10.00%	10.00%	10.00%	10.00%			27.00%	27.00%	27.00%	27.00%
VEON Holdings B.V. - Revolving Credit Facility
Available facilities
Facility amount			$ 1,585.5				$ 1,688.0
Utilized							250.0
Available							1,438.0
Reduced facility amount							1,586.0
Debt instrument term			3 years
Number of one year extensions | item			2
Extension period	1 year		1 year
Extension confirmed commitment	$ 1,586.0
VEON Holdings B.V. - Term Loan Facility
Available facilities
Facility amount			$ 562.5		₽ 45,000		781.0
Utilized					30,000		520.0		€ 527
Available					₽ 15,000		261.0
Debt instrument term			5 years
Banglalink Digital Communications Ltd. - Syndicated Term Loan Facility
Available facilities
Facility amount		৳ 29,300		৳ 29,300			353.0	$ 353.0
Available				৳ 29,300			353.0
Number of tranches | tranche		2						2
Increased facility amount | ৳		৳ 40,000
Banglalink Digital Communications Ltd. - Syndicated Term Loan Facility tranche one
Available facilities
Facility amount		৳ 10,700						$ 129.0
Debt instrument term		3 years
Banglalink Digital Communications Ltd. - Syndicated Term Loan Facility tranche two
Available facilities
Facility amount		৳ 18,600						$ 224.0
Debt instrument term		5 years
Pakistan Mobile Communications Limited - Syndicated Term Loan Facility
Available facilities
Facility amount						₨ 26,750	242.0
Utilized						17,000	154.0
Available						9,750	88.0
Pakistan Mobile Communications Limited - Term Loan Facility
Available facilities
Facility amount						10,000	90.0
Utilized						5,000	45.0
Available						₨ 5,000	$ 45.0
VEON Amsterdam B.V.-Revolving Credit Facility
Available facilities
Facility amount													$ 1,800.0
Available													1,800.0
VEON Holdings B.V.-Vendor Financing Facility China Development Bank
Available facilities
Facility amount											¥ 700		101.0
Utilized											149		21.0
Available											¥ 551		80.0
PJSC VimpelCom-Revolving Credit Facility Sberbank
Available facilities
Facility amount												₽ 15,000	247.0
Available												₽ 15,000	247.0
Optimum Telecom Algerie SpA-Term Loan Facility
Available facilities
Facility amount										دج 32,000			290.0
Available										دج 32,000			$ 290.0
Multi-currency term and revolving facilities
Available facilities
Facility amount			$ 2,250.0